Shareholder Report, Average Annual Return (Details) 192629_FundX Flexible ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
FundX Flexible ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FundX Flexible ETF (at NAV)
Average Annual Return, Percent	0.24%	1.58%	2.09%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%